Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2021, 2022, 2023, 2024, and 2025, and our financial performance for each such fiscal year as required by Item 402(v) of Regulation S-K. For more information on the Company’s pay philosophy and pay for performance, please see the Compensation Discussion & Analysis on p. 25.

Year	Summary Compensation Table Total for PEO(1)(2)(3)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non- PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income in thousands	AFFO Share Growth(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2025	$5,701,486	$2,036,560	$1,755,574	$1,258,826	$101.99	$127.34	$112,488	2.9%
2024	$4,616,714	$5,658,067	$1,481,834	$1,358,102	$114.11	$93.38	$100,595	3.6%
2023	$5,342,066	$4,031,813	$1,889,298	$1,557,658	$98.26	$122.84	$95,462	1.8%
2022	$3,629,462	$2,571,203	$1,298,087	$1,018,139	$110.91	$99.82	$97,908	5.1%
2021	$2,779,420	$1,916,694	$1,020,880	$803,582	$113.81	$132.23	$85,745	8.3%

(1)	Amounts represent summary compensation total paid to our PEO.
(2)
Amounts outlined in this table represent “compensation actually paid” to our PEO and the average “compensation actually paid” to our non-PEO NEOs for the relevant SEC rules, which includes the following individuals for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	William H. Lenehan	James L. Brat and Patrick Wernig
2024	William H. Lenehan	Gerald R. Morgan, James L. Brat and Patrick Wernig
2023	William H. Lenehan	Gerald R. Morgan and James L. Brat
2022	William H. Lenehan	Gerald R. Morgan and James L. Brat
2021	William H. Lenehan	Gerald R. Morgan and James L. Brat

(3)
The following table set forth on the next page outlines information concerning the calculation of the adjustment between the Summary Compensation and Compensation Actually Paid for each of the applicable fiscal years.

(4)
Absolute TSR for fiscal years 2025, 2024, 2023, 2022, and 2021 reflected as a percentage, is equal to 2%, 14.1%, -1.7%, 10.9% and 13.8%, respectively. Absolute TSR is one of the metrics we use in our long-term annual compensation program, as described in our Compensation Discussion & Analysis on p.25.

(5)	For the relevant fiscal year, the peer group represents the cumulative TSR of the MSCI U.S. REIT Index.
(6)
AFFO Share Growth is the Company’s Selected Measure for purposes of the SEC rules. Percentages shown in the table reflect the percentage growth in AFFO Share Growth in each applicable year. AFFO Share Growth may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. For more information on AFFO Share Growth, please see our Compensation Discussion & Analysis on p. 25.

2025
	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	$(3,705,794)	$(844,155)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,016,093	429,663
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	603,846	251,786
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,610,715)	(337,413)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	31,644	3,371
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustment	$(3,664,926)	$(496,748)

Company Selected Measure Name	AFFO Share Growth
Named Executive Officers, Footnote
(2)
Amounts outlined in this table represent “compensation actually paid” to our PEO and the average “compensation actually paid” to our non-PEO NEOs for the relevant SEC rules, which includes the following individuals for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	William H. Lenehan	James L. Brat and Patrick Wernig
2024	William H. Lenehan	Gerald R. Morgan, James L. Brat and Patrick Wernig
2023	William H. Lenehan	Gerald R. Morgan and James L. Brat
2022	William H. Lenehan	Gerald R. Morgan and James L. Brat
2021	William H. Lenehan	Gerald R. Morgan and James L. Brat

Peer Group Issuers, Footnote
(5)	For the relevant fiscal year, the peer group represents the cumulative TSR of the MSCI U.S. REIT Index.

PEO Total Compensation Amount	$ 5,701,486	$ 4,616,714	$ 5,342,066	$ 3,629,462	$ 2,779,420
PEO Actually Paid Compensation Amount	$ 2,036,560	5,658,067	4,031,813	2,571,203	1,916,694
Adjustment To PEO Compensation, Footnote
(3)
The following table set forth on the next page outlines information concerning the calculation of the adjustment between the Summary Compensation and Compensation Actually Paid for each of the applicable fiscal years.

2025
	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	$(3,705,794)	$(844,155)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,016,093	429,663
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	603,846	251,786
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,610,715)	(337,413)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	31,644	3,371
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustment	$(3,664,926)	$(496,748)

Non-PEO NEO Average Total Compensation Amount	$ 1,755,574	1,481,834	1,889,298	1,298,087	1,020,880
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,258,826	1,358,102	1,557,658	1,018,139	803,582
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table set forth on the next page outlines information concerning the calculation of the adjustment between the Summary Compensation and Compensation Actually Paid for each of the applicable fiscal years.

2025
	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	$(3,705,794)	$(844,155)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,016,093	429,663
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	603,846	251,786
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,610,715)	(337,413)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	31,644	3,371
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustment	$(3,664,926)	$(496,748)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List for fiscal year ended December 31, 2025
We believe the following performance measures represent the most important financial performance measures used by us in 2025 to link compensation actually paid to our PEO and NEOs for fiscal year ended December 31, 2025:
•	Absolute Total Rate of Return to Stockholders; and
•	AFFO Share Growth.

Total Shareholder Return Amount	$ 101.99	114.11	98.26	110.91	113.81
Peer Group Total Shareholder Return Amount	$ 127.34	$ 93.38	$ 122.84	$ 99.82	$ 132.23
Company Selected Measure Amount	0.029	0.036	0.018	0.051	0.083
PEO Name	William H. Lenehan	William H. Lenehan	William H. Lenehan	William H. Lenehan	William H. Lenehan
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 112,488,000	$ 100,595,000	$ 95,462,000	$ 97,908,000	$ 85,745,000
Percentage of Absolute Total Shareholder Return	2.00%	14.10%	(1.70%)	10.90%	13.80%
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute Total Rate of Return to Stockholders
Measure:: 2
Pay vs Performance Disclosure
Name	AFFO Share Growth
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,664,926)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,705,794)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,016,093
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,610,715)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	603,846
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,644
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(496,748)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(844,155)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	429,663
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(337,413)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	251,786
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,371
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0